Leases - Summary of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022		$ 6,823
2023		6,546
2024		5,881
2025		5,371
2026		5,523
Thereafter		4,367
Total undiscounted lease payments		34,511
Less: Imputed interest		(10,932)
Present value of lease liabilities		23,579
Less: Operating lease liabilities, current	$ 3,724	3,550	$ 2,955
Operating lease liabilities, noncurrent	$ 19,090	$ 20,029	$ 23,579